Offerings	Aug. 04, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Other
Security Class Title	Units, each consisting of one share of Class A common stock, and one-half of one redeemable warrant (each whole warrant entitles the holder thereof to purchase one share of Class A common stock at a price of $11.50 per share)
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 345,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,819.50
Offering Note	An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Includes up to 4,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock included as part of the units
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants included as part of the units
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Warrants included as part of the Units
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 198,375,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,371.21
Offering Note	An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.